Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies
13.	Commitments, Contingencies and Guarantees

Legal Proceedings

The Company has been named as defendant in a number of putative class action cases alleging violations of various state and federal consumer protection laws including the Telephone Consumer Protection Act (“TCPA”), the Consumer Financial Protection Act of 2010 (“CFPA”), the Fair Credit Reporting Act (“FCRA”), the Fair Debt Collection Practices Act (“FDCPA”) and various other state consumer protection laws.

On January 18, 2017, the CFPB and Attorneys General for the State of Illinois and the State of Washington initiated civil actions naming Navient Corporation and several of its subsidiaries as defendants alleging violations of certain Federal and State consumer protection statutes, including the CFPA, the FCPA, FCRA, FDCPA and various state consumer protection laws. On October 5, 2017, the Attorney General for the Commonwealth of Pennsylvania initiated a civil action against Navient Corporation and Navient Solutions, LLC, containing similar alleged violations of the CFPA and the Pennsylvania Unfair Trade Practices and Consumer Protection Law. We refer to the Illinois Attorney General, the Pennsylvania Attorney General and the Washington Attorney General collectively as the “Attorneys General.” We intend to vigorously defend against the allegations in each of these cases. For additional information on these civil actions, please refer to section entitled “Regulatory Matters” below.

At this point in time, the Company is unable to anticipate the timing of a resolution or the ultimate impact that these legal proceedings may have on the Company’s consolidated financial position, liquidity, results of operation or cash flows. As a result, it is not possible at this time to estimate a range of potential exposure, if any, for amounts that may be payable in connection with these matters and reserves have not been established. It is possible that an adverse ruling or rulings may have a material adverse impact on the Company.

Regulatory Matters

With respect to alleged civil violations of the Servicemembers Civil Relief Act (the “SCRA”), Navient Solutions, LLC (“Solutions”), a wholly owned subsidiary of Navient, and Sallie Mae Bank entered into a consent order with the DOJ in May 2014. The DOJ consent order (the “DOJ Order”) covers all loans either owned by Sallie Mae Bank or serviced by Solutions from November 28, 2005 until the effective date of the settlement. In the third quarter of 2016, the Company completed the distributions from the fund by distributing the remaining funds to charities approved by the DOJ pursuant to the terms of the order. The total reserves established by the Company in 2013 and 2014 to cover these costs were $177 million, and as of December 31, 2017, substantially all of this amount had been paid to customers or credited or refunded to customer accounts. The final cost of these proceedings will remain uncertain until the remaining consent order is lifted or terminates in accordance with its terms in late 2018. The Company believes it has fulfilled the terms of the DOJ Order.

As previously disclosed, the Company and various of its subsidiaries have been subject to the following investigations and inquiries:

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In December 2013, Navient received Civil Investigative Demands (“CIDs”) issued by the State of Illinois Office of Attorney General and the State of Washington Office of the Attorney General and multiple other state Attorneys General. According to the CIDs, the investigations were initiated to ascertain whether any practices declared to be unlawful under the Consumer Fraud and Deceptive Business Practices Act have occurred or are about to occur. The Company subsequently received separate but similar CIDs or subpoenas from the Attorneys General of the District of Columbia and Kansas.

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In April 2014, Solutions received a CID from the Consumer Financial Protection Bureau (the “CFPB”) as part of the CFPB’s separate investigation regarding allegations relating to Navient’s disclosures and assessment of late fees and other matters. Navient has received a series of supplemental CIDs on these matters. In August 2015, Solutions received a letter from the CFPB notifying Solutions that, in accordance with the CFPB’s discretionary Notice and Opportunity to Respond and Advise (“NORA”) process, the CFPB’s Office of Enforcement is considering recommending that the CFPB take legal action against Solutions. The NORA letter related to a previously disclosed investigation into Solutions’ disclosures and assessment of late fees and other matters and states that, in connection with any action, the CFPB may seek restitution, civil monetary penalties and corrective action against Solutions. The Company responded to the NORA letter in September 2015.

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In November 2014, Navient’s subsidiary, Pioneer Credit Recovery, Inc. (“Pioneer”), received a CID from the CFPB as part of the CFPB’s investigation regarding Pioneer’s activities relating to rehabilitation loans and collection of defaulted student debt.

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In December 2014, Solutions received a subpoena from the New York Department of Financial Services (the “NY DFS”) as part of the NY DFS’s inquiry with regard to whether persons or entities have engaged in fraud or misconduct with respect to a financial product or service under New York Financial Services Law or other laws.

On January 18, 2017, the CFPB and Attorneys General for the State of Illinois and the State of Washington initiated civil actions naming Navient Corporation and several of its subsidiaries as defendants alleging violations of Federal and State consumer protection statutes, including the DFPA, FCRA, FDCPA and various state consumer protection laws. On October 5, 2017, the Attorney General for the Commonwealth of Pennsylvania initiated a civil action against Navient Corporation and Navient Solutions, LLC, alleging violations of the CFPA and the Pennsylvania Unfair Trade Practices and Consumer Protection Law. These civil actions are related to matters which were covered under the CIDs and the NORA letter discussed above that were previously issued by the CFPB and the Attorneys General. The Company filed its Motion to Dismiss on March 20, 2017 with respect to the Attorneys General actions and on March 24, 2017 with respect to the CFPB action. In relation to the CFPB action, after a hearing, our Motion to Dismiss was denied in full in August 2017. In relation to the Washington action, following a hearing, our Motion to Dismiss was denied in full in July 2017. In relation to the Illinois action, a hearing on our Motion to Dismiss was held on July 18, 2017 and no ruling has been issued as of the date of this Form 10-K. In addition to these matters, a number of lawsuits have been filed by nongovernmental parties or, in the future, may be filed by additional governmental or nongovernmental parties seeking damages or other remedies related to similar issues raised by the CFPB and the Attorneys General.  In relation to the Pennsylvania Attorney General lawsuit, the Company filed its Motion to Dismiss on December 22, 2017. This motion has not been heard by the court. As the Company has previously stated, we believe the suits improperly seek to impose penalties on Navient based on new, unannounced servicing standards applied retroactively only against one servicer, and that the allegations are false. As stated above, we intend to vigorously defend against the allegations in each of these cases.

In addition, Navient and its subsidiaries are subject to examination or regulation by the SEC, CFPB, FFIEC, ED and various state agencies as part of its ordinary course of business. Items or matters similar to or different from those described above may arise during the course of those examinations. We also routinely receive inquiries or requests from various regulatory bodies or government agencies concerning our business or our assets. Generally, the Company endeavors to cooperate with each such inquiry or request.

Under the terms of the Separation Agreement, Navient has agreed to indemnify SLM BankCo for all claims, actions, damages, losses or expenses that may arise from the conduct of all activities of pre-Spin-Off SLM BankCo occurring prior to the Spin-Off other than those specifically excluded in the Separation and Distribution Agreement. As a result, subject to the terms, conditions and limitations set forth in the Separation and Distribution Agreement, Navient has agreed to indemnify and hold harmless Sallie Mae and its subsidiaries, including Sallie Mae Bank from liabilities arising out of the regulatory matters and CFPB and State Attorneys General lawsuits mentioned above, other than fines or penalties directly levied against Sallie Mae Bank and other matters specifically excluded. Navient has no additional reserves related to indemnification matters with SLM BankCo as of December 31, 2017.

OIG Audit

The Office of the Inspector General (the “OIG”) of ED commenced an audit regarding Special Allowance Payments (“SAP”) on September 10, 2007. On September 25, 2013, we received the final audit determination of Federal Student Aid (the “Final Audit Determination”) on the final audit report issued by the OIG on August 3, 2009 related to this audit. The Final Audit Determination concurred with the final audit report issued by the OIG and instructed us to make adjustment to our government billing to reflect the policy determination. In August 2016, we filed our notice of appeal relating to this Final Audit Determination to the Administrative Actions and Appeals Service Group of ED. A hearing on this matter was held in April 2017 and a ruling has not yet been issued. We continue to believe that our SAP billing practices were proper, considering then-existing ED guidance and lack of applicable regulations. The Company established a reserve for this matter in 2014 as part of the total reserve for pending regulatory matters discussed previously and does not believe, at this time, that an adverse ruling would have a material effect on the Company as a whole.

Contingencies

In the ordinary course of business, we and our subsidiaries are defendants in or parties to pending and threatened legal actions and proceedings including actions brought on behalf of various classes of claimants. These actions and proceedings may be based on alleged violations of consumer protection, securities, employment and other laws. In certain of these actions and proceedings, claims for substantial monetary damage are asserted against us and our subsidiaries. We and our subsidiaries are also subject to potential unasserted claims by third parties.

In the ordinary course of business, we and our subsidiaries are subject to regulatory examinations, information gathering requests, inquiries and investigations. In connection with formal and informal inquiries in these cases, we and our subsidiaries receive numerous requests, subpoenas and orders for documents, testimony and information in connection with various aspects of our regulated activities.

In view of the inherent difficulty of predicting the outcome of such litigation and regulatory matters, we cannot predict what the eventual outcome of the pending matters will be, what the timing or the ultimate resolution of these matters will be, or what the eventual loss, fines or penalties, if any, related to each pending matter may be.

We are required to establish reserves for litigation and regulatory matters where those matters present loss contingencies that are both probable and estimable. When loss contingencies are not both probable and estimable, we do not establish reserves.

Based on current knowledge, reserves have been established for certain litigation, regulatory matters, and unasserted contract claims where the loss is both probable and estimable. Based on current knowledge, management does not believe that loss contingencies, if any, arising from pending investigations, litigation or regulatory matters will have a material adverse effect on our consolidated financial position, liquidity, results of operations or cash flows, except as otherwise disclosed.